Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities:
Bonds available for sale, allowance for credit losses	$ (96.0)	$ (148.0)	$ (78.0)
Bonds available for sale, amortized cost	179,471.0	181,274.0	182,593.0
Allowance for credit losses	(659.0)	(600.0)	(496.0)
Other investments	10,496.0	10,418.0	10,567.0
Short-term Investments	4,006.0	4,400.0	5,471.0
Premiums and other receivables, allowance for credit losses and disputes	(1.0)	(1.0)	(1.0)
Other assets		2,521.0	3,614.0
Liabilities:
Policyholder contract deposits	$ 158,025.0	$ 156,058.0	$ 151,545.0
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000,000	2,500,000,000
Common stock, shares issued (in shares)	648,129,652	645,000,000
Common Stock Class A
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)			$ 0.01
Common stock, shares authorized (in shares)			2,252,500,000
Common stock, shares issued (in shares)			581,145,000
Common Stock Class B
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)			$ 0.01
Common stock, shares authorized (in shares)			247,500,000
Common stock, shares issued (in shares)			63,855,000
Fortitude RE
Fixed maturity securities:
Reinsurance asset, allowance for credit loss	$ 0.0	$ 0.0	$ 0.0
Liabilities:
Fortitude Re funds withheld payable	26,633.0	26,551.0	35,144.0
Excluding Fortitude
Fixed maturity securities:
Reinsurance asset, allowance for credit loss	74.0	84.0	101.0
Short-term Investments
Fixed maturity securities:
Restricted cash	55.0	69.0	57.0
Other assets
Fixed maturity securities:
Restricted cash	4.0	12.0	7.0
Recurring Basis
Fixed maturity securities:
Other investments	7,934.0	7,879.0	7,104.0
Short-term Investments	1,540.0	1,357.0	1,455.0
Other assets	690.0	299.0	684.0
Liabilities:
Policyholder contract deposits	6,180.0	5,464.0	5,702.0
Fortitude Re funds withheld payable	1,774.0	1,262.0	7,974.0
Other liabilities, portion measured at fair value	159.0	97.0	191.0
Long-term debt, portion measured at fair value	$ 6.0	$ 6.0	$ 5.0